Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 1,257.4	$ 1,075.2	$ 1,090.9
Accumulated impairment loss	513.4	513.4	513.4
Finite-lived:
Gross	442.5	411.7
Accumulated Amortization	266.6	276.2
Net	175.9	135.5
Indefinite-lived:
Gross	150.6	151.3
Accumulated Amortization	0.0	0.0
Net	150.6	151.3
Total intangible assets
Gross	593.1	563.0
Accumulated Amortization	266.6	276.2
Net	326.5	286.8
Amortization expense related to intangibles	32.8	33.4	$ 34.1
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2016	34.8
2017	31.8
2018	29.0
2019	24.7
2020	$ 20.2
Income approach weight for goodwill impairment for certain reporting units	75.00%
Market approach weight for goodwill impairment for certain reporting units	25.00%
Minimum
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Discount rate for goodwill impairment test (as a percent)	11.80%
Maximum
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Discount rate for goodwill impairment test (as a percent)	17.10%
Tradenames
Indefinite-lived:
Gross	$ 54.0	54.0
Accumulated Amortization	0.0	0.0
Net	54.0	54.0
Accumulated impairment loss	139.5	139.5
Reacquired franchise rights
Indefinite-lived:
Gross	96.6	97.3
Accumulated Amortization	0.0	0.0
Net	96.6	97.3
Technology
Finite-lived:
Gross	0.0	19.6
Accumulated Amortization	0.0	19.6
Net	0.0	0.0
Franchise agreements
Finite-lived:
Gross	0.0	18.0
Accumulated Amortization	0.0	18.0
Net	0.0	0.0
Customer relationships
Finite-lived:
Gross	425.6	359.9
Accumulated Amortization	256.7	225.6
Net	$ 168.9	134.3
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Weighted-average useful lives	13 years
Other
Finite-lived:
Gross	$ 16.9	14.2
Accumulated Amortization	9.9	13.0
Net	$ 7.0	$ 1.2
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Weighted-average useful lives	4 years